First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.917.1909

SEMI-ANNUAL REPORT — 6/30/2013

FOR CONTRACT HOLDERS OF: ALLMERICA IRA

September 25, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	Separate Account I 1940 Act Registration Number: 811-6666 1933 Act Registration Numbers: 33-47858 CIK: 00000887463 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account I, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Service Shares)	1046292	August 23, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Scott D. Silverman

Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

First Allmerica Financial Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772